Other investments (Tables)	12 Months Ended
Mar. 31, 2021
Other investments
Schedule of other investments Included within non-current assets

	2021	2020
	€m	€m
Included within non-current assets:
Equity securities[1]	128	77
Debt securities[2]	797	715
	925	792

Schedule of current other investments Included within current assets

	2021	2020
	€m	€m
Included within current assets:
Short-term investments:
Bonds and debt securities[3,4]	1,053	1,681
Managed investment funds[1]	2,954	2,451
	4,007	4,132
Collateral assets[4]	3,107	1,115
Other investments[5]	2,045	1,842
	9,159	7,089

Notes:

1Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2Items are measured at amortised cost and the carrying amount approximates fair value.

3Items are measured at fair value and the valuation basis is level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets for identical assets or liabilities.

4Collateral assets are measured at amortised cost and were previously presented as part of short-term investments within bonds and debt securities.

5€1,057 million (2020: €1,017 million) is measured at fair value and the valuation basis is level 1. The remaining items are measured at amortised cost and the carrying amount approximates fair value.